Impairment Tests - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of assets	$ 0	$ 0